Schedule of Investments (unaudited)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Municipal Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 3.2%
Black Belt Energy Gas District RB
4.00%, 06/01/21	$835	$844,911
4.00%, 08/01/47 (Put 07/01/22)(a)	4,000	4,201,560
4.00%, 07/01/46 (Put 06/01/21)(a)	2,400	2,421,600
Lower Alabama Gas District (The) RB, 4.00%, 12/01/21	200	206,118
Southeast Alabama Gas Supply District (The) RB, 4.00%, 06/01/22	1,500	1,570,845
		9,245,034
Alaska — 0.1%
Alaska Municipal Bond Bank Authority RB, 5.00%, 12/01/21	400	414,488

Arizona — 0.2%
Glendale Union High School District No. 205 GO, 5.00%, 07/01/21	500	509,670

California — 2.5%
California County Tobacco Securitization Agency RB
3.00%, 06/01/21	500	504,665
3.00%, 06/01/21	300	302,691
4.00%, 06/01/22	545	572,544
Metropolitan Water District of Southern California RB, 0.29%, 07/01/47 (Put 06/21/21)(b)	6,000	5,999,136
		7,379,036
Colorado — 0.1%
City & County of Denver Co. Airport System Revenue RB,
Series A, 5.00%, 11/15/23	250	282,855

Connecticut — 3.5%
State of Connecticut GO
3.00%, 06/01/21	920	928,639
3.00%, 06/01/22	900	933,525
3.00%, 01/15/23	2,000	2,107,800
5.00%, 06/01/21	670	680,713
5.00%, 07/15/22	900	962,604
Series C, VRDN, 0.11%, 05/15/34 (Put 02/04/21)(a)	2,120	2,120,000
State of Connecticut Special Tax Revenue RB, Series A,
5.00%, 09/01/21	2,000	2,054,960
State of Connecticut Special Tax Revenue ST
4.00%, 05/01/21	165	166,526
5.00%, 05/01/22	200	211,754
		10,166,521
District of Columbia — 2.9%
District of Columbia RB, 0.10%, 04/01/38 (Put 02/04/21)(a)	2,800	2,800,000
Tender Option Bond Trust Receipts/Certificates RB, 0.09%,10/01/53 (Put 10/01/29)(a)(c)	5,545	5,545,000
		8,345,000
Florida — 2.3%

Alachua County Health Facilities Authority RB, 5.00%, 12/01/21	390	404,383
County of Miami-Dade FL Aviation Revenue RB, 5.00%, 10/01/23.	2,500	2,807,450
County of Osceola FL Transportation Revenue RB, 5.00%, 10/01/21	300	308,142
County of Palm Beach FL RB, 0.04%, 07/01/32 (Put 02/04/21)(a)	2,800	2,800,000
Tender Option Bond Trust Receipts/Certificates RB, 0.08%, 07/01/49 (Put 07/01/30)(a)(c)	500	500,000
		6,819,975
Security	Par (000)	Value

Georgia — 9.7%
Atlanta Urban Residential Finance Authority RB, 1.36%,12/01/22 (Put 12/01/21)(a)	$2,000	$2,016,740
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)	2,000	2,034,620
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)	2,000	2,083,500
Main Street Natural Gas Inc. RB
VRDN, 4.00%, 04/01/48 (Put 09/01/23)(a)	5,685	6,194,774
0.93%, 08/01/48 (Put 12/01/23)(b)	5,000	5,026,505
5.00%, 05/15/21	1,000	1,012,720
5.00%, 09/01/21	300	307,737
Monroe County Development Authority RB, 0.05%, 06/01/49 (Put 01/28/21)(a)	3,700	3,700,000
Municipal Electric Authority of Georgia RB
5.00%, 01/01/22	3,000	3,117,240
VRDN, 0.06%, 01/01/48 (Put 02/04/21)(a)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, 0.09%, 01/01/44 (Put 07/01/28) (AGM)(a)(c)	1,700	1,700,000
		28,193,836
Illinois — 2.4%
Illinois Development Finance Authority RB
VRDN, 0.04%, 06/01/29 (Put 02/04/21)(a)	1,100	1,100,000
VRDN, 0.04%, 02/01/33 (Put 02/04/21)(a)	2,000	2,000,000
Tender Option Bond Trust Receipts/Certificates GO, 0.10%, 03/01/33Put(a)(c)	4,000	4,000,000
		7,100,000
Indiana — 3.0%
City of Rockport IN RB, Series B, 1.35%, 07/01/25 (Put 09/01/22)(a)	2,250	2,279,475
Indiana Finance Authority RB, VRDN, 0.01%, 11/01/39 (01/28/21)(a)	1,400	1,400,000
Indianapolis Local Public Improvement Bond Bank RB, 1.45%, 06/01/21 (Call 03/01/21)	5,190	5,195,294
		8,874,769
Iowa — 2.4%
Iowa Finance Authority RB, 0.14%, 04/01/22 (Put 02/04/21)(a)	6,905	6,905,000

Kansas — 2.4%
City of Burlington KS RB
VRDN, 0.16%, 09/01/35 (Put 02/04/21)(a)	4,000	4,000,000
VRDN, 0.16%, 09/01/35 (Put 02/04/21)(a)	3,000	3,000,000
		7,000,000
Kentucky — 1.3%
Kentucky Public Energy Authority RB
4.00%, 06/01/21	1,060	1,072,529
4.00%, 08/01/21	300	305,331
Kentucky State Property & Building Commission RB
5.00%, 11/01/22	1,000	1,077,860
Series D, 5.00%, 05/01/21	600	606,690
Kentucky Turnpike Authority RB, 5.00%, 07/01/21	250	254,058
Tender Option Bond Trust Receipts/Certificates RB, Series
2018, 0.07%, 12/01/41 (Put 12/01/27) (AGM)(a)(c)	500	500,000
		3,816,468
Louisiana — 0.7%
Consolidated Govt of the City of Baton Rouge & Parish of E
Baton Rouge Sales Tax RB
5.00%, 08/01/21	865	884,195
5.00%, 08/01/22 (AGM)	465	496,908

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Municipal Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)	$400	$411,732
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	400	405,356
		2,198,191
Maryland — 0.2%
Maryland Health & Higher Educational Facilities Authority RB, 5.00%, 04/15/21	450	454,388

Massachusetts — 2.6%
City of Worcester MA GO, 2.00%, 02/16/21	4,800	4,803,504
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	975	991,107
Town of Truro MA GO, 2.00%, 06/11/21	1,700	1,709,622
		7,504,233
Michigan — 1.3%
Michigan Finance Authority RB
5.00%, 11/01/22 (ST INTERCEPT)	240	258,993
5.00%, 12/01/22	1,390	1,513,182
4.00%, 06/01/22	1,000	1,050,810
Wayne-Westland Community Schools GO
4.00%, 05/01/21 (Q-SBLF)	175	176,633
4.00%, 11/01/21 (Q-SBLF)	780	801,926
		3,801,544
Mississippi — 1.2%
Mississippi Business Finance Corp. RB, VRDN, 0.01%, 11/01/35 (01/28/21)(a)	3,400	3,400,000

Missouri — 0.8%
City of Washington MO COP, 5.00%, 03/01/22	350	366,282
RBC Municipal Products Inc. Trust RB, 0.10%, 09/01/39 (Put 02/04/21)(a)(c)	2,000	2,000,000
		2,366,282
Nebraska — 0.8%
Central Plains Energy Project RB
4.00%, 02/01/21	250	250,053
4.00%, 08/01/21	750	764,302
VRDN, 5.00%, 03/01/50 (Put 01/01/24)(a)	1,000	1,123,320
Douglas County Hospital Authority No. 2 RB, 5.00%, 11/15/21	120	124,409
		2,262,084
New Jersey — 21.0%
City of Jersey City NJ GO, 2.00%, 06/17/21	8,000	8,055,760
County of Mercer NJ GO, 2.00%, 06/10/21	3,000	3,019,830
Jersey City Municipal Utilities Authority RB, 3.00%, 07/01/22.	4,000	4,146,520
New Jersey Economic Development Authority RB
5.00%, 06/15/21	4,250	4,320,933
5.00%, 06/15/21	1,500	1,525,575
5.00%, 06/15/22	2,000	2,121,940
5.00%, 06/15/22	200	212,190
5.50%, 09/01/21 (Call 03/01/21)	675	677,747
Series A, 4.00%, 07/01/22	2,000	2,079,800
Series NN, 5.00%, 03/01/21	875	878,360
Series NN, 5.00%, 03/01/21 , (ETM)	340	341,370
Series NN, 5.00%, 03/01/22	3,875	4,062,744
Series UU, 5.00%, 06/15/23	1,575	1,737,209
Series XX, 5.00%, 06/15/21 (SAP)	1,145	1,164,282
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/21	500	508,645
Series A, 5.00%, 06/15/22	750	794,048
Security	Par (000)	Value

New Jersey (continued)
Series A, 5.50%, 12/15/21	$425	$443,675
Series A, 5.50%, 12/15/22	1,330	1,451,815
Series A, 5.50%, 12/15/23	155	176,999
Series B, 5.25%, 12/15/22 (AMBAC)	660	717,400
Series B, 5.50%, 12/15/21 (NPFGC)	1,975	2,063,697
Series D, 5.00%, 12/15/23.	345	387,418
Port Authority of New York & New Jersey RB, 0.25%, 03/10/21	1,025	1,025,093
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,398,566
Tobacco Settlement Financing Corp. RB
Series A, 5.00%, 06/01/21	5,000	5,078,600
Series A, 5.00%, 06/01/22	3,000	3,186,930
Township of Cranford NJ GO, 1.50%, 06/25/21	1,800	1,808,172
Township of Maplewood NJ GO, 1.50%, 07/30/21	3,100	3,115,624
Township of Teaneck NJ GO, 1.50%, 06/25/21	1,800	1,807,506
Township of West Orange/NJ GO, 1.50%, 07/30/21	1,800	1,812,114
Township of Woolwich NJ GO, Series A, 1.50%, 06/03/21	1,200	1,204,152
		61,324,714
New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority RB,4.00%, 05/01/22	600	628,368

New York — 10.7%
Albany Industrial Development Agency RB, 0.18%, 07/01/32 (Put 02/04/21)(a)	1,000	1,000,000
Amherst Development Corp. RB, Series A, 0.09%, 02/01/35 (Put 02/04/21)(a)	1,745	1,745,000
Arlington Central School District GO, 1.50%, 06/29/21	1,857	1,865,765
Carmel Central School District GO, 1.50%, 06/17/21 (SAW)	2,500	2,511,200
County of Monroe NY GOL, 4.00%, 06/01/21	1,000	1,010,290
Monroe County Industrial Development Corp./NY RB, 5.00%,12/01/21	575	594,159
New York City Transitional Finance Authority Future Tax Secured Revenue RB, VRDN, 0.01%, 11/01/42 (01/28/21)(a)	4,800	4,800,000
New York City Water & Sewer System RB, 0.01%, 06/15/50 (Put 01/28/21)(a)	6,500	6,500,000
New York State Dormitory Authority RB, 5.00%, 03/31/21	3,400	3,426,996
New York Transportation Development Corp. RB, 5.00%,12/01/22.	495	534,407
South Colonie Central School District GO, 1.50%, 07/09/21 (SAW)	1,200	1,205,940
Tender Option Bond Trust Receipts/Certificates GO, 0.07%,09/01/26Put(a)(c)	2,195	2,195,000
Tender Option Bond Trust Receipts/Certificates RB, 0.07%,07/01/50 (Put 07/01/30)(a)(c)	2,000	2,000,000
Town of Oyster Bay NY GOL, 4.00%, 03/01/23	425	457,427
Warwick Valley Central School District GO, Series A, 1.25%,06/30/21 (SAW)	1,300	1,304,732
		31,150,916
North Carolina — 0.1%
North Carolina Turnpike Authority RB, 5.00%, 01/01/22	215	224,060

Ohio — 1.9%
City of Berea OH GOL, 2.00%, 03/11/21	1,500	1,502,655
City of Cleveland OH GOL
2.00%, 12/01/21	300	304,557
2.00%, 12/01/22	300	309,882
City of North Olmsted OH GOL, 2.00%, 03/10/21	1,000	1,001,640
County of Franklin OH RB, 0.04%, 11/15/41 (Put 02/04/21)(a)	2,000	2,000,000

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Municipal Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Lancaster Port Authority RB, 5.00%, 02/01/21	$300	$300,078
		5,418,812
Pennsylvania — 6.9%
Allegheny County Hospital Development Authority RB, 5.00%,04/01/22	2,000	2,115,040
Boyertown Area School District GOL, 2.00%, 09/01/21 (SAW)	400	403,920
City of Philadelphia PA RB, Series A, 4.00%, 06/30/21	3,000	3,047,040
Connellsville Area School District GOL
4.00%, 08/15/21 (BAM SAW)	500	508,890
4.00%, 08/15/22 (BAM SAW)	500	525,160
DuBois Area School District GOL, 3.00%, 11/01/21 (BAM SAW)	175	178,633
Geisinger Authority RB, 5.00%, 04/01/22	2,000	2,111,040
Muhlenberg School District GOL
1.00%, 05/15/21 (SAW)	1,000	1,002,180
4.00%, 05/15/22 (SAW)	700	733,579
Palmyra Area School District GOL, 4.00%, 04/01/21 (SAW)	900	905,553
Pennsylvania Economic Development Financing Authority RB
2.15%, 11/01/21	1,000	1,014,800
5.00%, 04/15/21	425	429,178
Pennsylvania Housing Finance Agency RB
5.00%, 10/01/21	300	309,108
5.00%, 10/01/22	380	408,435
Philadelphia Gas Works Co. RB
5.00%, 08/01/21	1,000	1,023,130
Series A, 5.00%, 08/01/22	1,315	1,405,880
Pottstown School District GOL, 1.00%, 06/06/21 (BAM SAW)	250	250,555
School District of Philadelphia (The) GO, 4.00%, 06/30/21	3,000	3,047,190
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/21	250	253,700
5.00%, 06/01/22	360	381,276
		20,054,287
Puerto Rico — 1.1%
Puerto Rico Housing Finance Authority RB, 5.00%, 12/01/22	3,000	3,256,800

South Carolina — 0.3%
South Carolina Public Service Authority RB, 0.14%, 01/01/36 (Put 02/04/21)(a)	1,000	1,000,000

Texas — 10.2%
Harris County Cultural Education Facilities Finance Corp. RB,
5.00%, 06/01/32 (Put 12/01/22)(a)	4,000	4,346,760
North East Independent School District GO, 0.21%, 05/03/21	5,500	5,500,849
Port of Arthur Navigation District Industrial Development Corp. RB
VRDN, 0.11%, 03/01/42 (Put 02/04/21)(a)	6,000	6,000,000
VRDN, 0.11%, 06/01/41 (Put 02/04/21)(a)	2,000	2,000,000
RBC Municipal Products Inc. Trust, 0.07%, 09/08/21 (Put 02/04/21)(a)(c)	3,000	3,000,000
Security	Par/ Shares (000)	Value

Texas (continued)
State of Texas GO
VRDN, 0.07%, 06/01/44 (Put 02/04/21)(a)	$410	$410,000
VRDN, 0.07%, 06/01/45 (Put 02/04/21)(a)	2,910	2,910,000
Tender Option Bond Trust Receipts/Certificates RB, 0.14%,06/15/27Put(a)(c)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. III RB,
5.00%, 12/15/22	2,000	2,165,240
University of Texas, 0.43%, 02/19/21	2,000	2,000,425
		29,833,274
Washington — 0.2%
King County Housing Authority RB
3.00%, 06/01/21	365	367,807
3.00%, 06/01/22	250	257,642
		625,449
Wisconsin — 0.3%
Public Finance Authority RB
5.00%, 01/01/22	200	207,850
5.00%, 06/01/22	175	185,626
Wisconsin Health & Educational Facilities Authority RB,
5.00%, 10/01/21	400	412,508
		805,984
Total Municipal Debt Obligations — 96.5%
(Cost $280,266,207)		281,362,038

Money Market Funds
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	10,979	10,981,627

Total Money Market Funds — 3.8%
(Cost: $10,981,627)		10,981,627

Total Investments in Securities — 100.3%
(Cost: $291,247,834)		292,343,665

Other Assets, Less Liabilities — (0.3)%.		(919,774)

Net Assets — 100.0%		$291,423,891

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash.	$117,575	$10,863,951	(a)	$—	$100	$1	$10,981,627	10,979	$120	$—

Schedule of Investments (unaudited) (continued)	BlackRock Short Maturity Municipal Bond ETF
January 31, 2021	(Formerly iShares® Short Maturity Municipal Bond ETF)

Affiliates (continued)

(a)	Represents net amount purchased (sold)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations.	$—	$281,362,038	$—	$281,362,038
Money Market Funds	10,981,627	—	—	10,981,627
	$10,981,627	$281,362,038	$—	$292,343,665

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bond
SAP.	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax

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